Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Amortization and depreciation	$ 63,647	$ 62,152	$ 190,247	$ 186,306	$ 248,510	$ 803
Total operating expense	668,405	9,257,765	4,844,042	10,174,248	10,618,583	2,981,291
General and administration	194,381	87,530	534,308	239,208	322,860	256,686
Loss from Operations	(561,363)	(9,083,055)	(4,105,313)	(9,915,588)	(10,097,938)	(2,918,559)
Marketing					148,289	96,553
Management compensation	0	180,000	0	180,000	180,000	2,100,000
Net Loss	(655,238)	(9,084,815)	(5,082,352)	(9,918,107)	(10,102,266)	(2,907,828)
Professional fees	48,902	117,508	1,651,011	493,155	625,452	282,875
General and administration	(194,381)	(87,530)	(534,308)	(239,208)	(322,860)	(256,686)
Professional fees	$ (48,902)	(117,508)	$ (1,651,011)	(493,155)	(625,452)	(282,875)
As Filed [Member]
Amortization and depreciation		62,152		186,306	0	0
Cost of revenue (exclusive of amortization and depreciation shown separately below)					0	0
Total operating expense		9,217,882		10,115,618	10,485,075	2,979,398
General and administration					584,434	281,970
Loss from Operations		(9,083,055)		(9,915,588)
Marketing		0		0	148,289	96,553
Management compensation		180,000		180,000	180,000	2,100,000
Net Loss				(9,732,672)		(2,907,828)
Professional fees- related party					8,640,000	0
Professional fees					932,352	500,875
Cost of revenue					133,508	1,893
General and administration					(584,434)	(281,970)
Professional fees					(932,352)	(500,875)
As Reclassified [Member]
Cost of revenue					0	0
Amortization and depreciation		62,152		186,306	248,510	803
Cost of revenue (exclusive of amortization and depreciation shown separately below)					193,876	56,338
Total operating expense		9,257,765		10,174,248	10,618,583	2,981,291
General and administration		87,530		239,208	322,860	256,686
Loss from Operations		(9,083,055)		(9,915,588)
Marketing		18,656		58,474	148,289	96,553
Management compensation		180,000		180,000	180,000	2,100,000
Professional fees- related party					8,899,596	188,036
Professional fees					625,452	282,875
General and administration		(87,530)		(239,208)	(322,860)	(256,686)
Professional fees					(625,452)	(282,875)
Adjustment [Member]
Amortization and depreciation					248,510	803
Cost of revenue (exclusive of amortization and depreciation shown separately below)					193,876	56,338
Total operating expense					133,508	1,893
General and administration					261,574	25,284
Marketing					0	0
Management compensation					0	0
Net Loss						0
Professional fees- related party					259,596	188,036
Professional fees					306,900	218,000
Cost of revenue					(133,508)	(1,893)
General and administration					(261,574)	(25,284)
Professional fees					$ (306,900)	$ (218,000)
As Filed [Member]
Amortization and depreciation		340		871
Total operating expense		9,156,070		9,930,183
Loss from Operations		(9,021,243)		(9,730,153)
Net Loss		(9,023,003)		(9,732,672)
Adjustment [Member]
Amortization and depreciation		61,812		185,435
Total operating expense		61,812		185,435
Loss from Operations		(61,812)		(185,435)
Net Loss		(61,812)		(185,435)
As Restated [Member]
Amortization and depreciation		62,152		186,306
Total operating expense		9,217,882		10,115,618
Loss from Operations		(9,083,055)		(9,915,588)
Net Loss		$ (9,084,815)		$ (9,918,107)